INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Tables)	3 Months Ended
Sep. 30, 2023
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Schedule of cash and cash equivalents

	09/30/2023	06/30/2023
Cash at bank and on hand	25,954,730	48,129,194
Mutual funds	2,419,194	—
	28,373,924	48,129,194

Schedule of other financial assets

	09/30/2023	06/30/2023
Current
Restricted short-term deposits	—	212,703
US Treasury bills	9,719,486	9,163,298
Mutual funds	3,236,702	1,596,539
Other investments	1,672,014	1,162,480
	14,628,202	12,135,020

	09/30/2023	06/30/2023
Non-current
Shares of Bioceres S.A.	444,575	444,635
Other investments	58,335	274
	502,910	444,909

Schedule of trade receivables

	09/30/2023	06/30/2023
Current
Trade debtors	189,222,562	160,269,233
Allowance for impairment of trade debtors	(7,615,433)	(7,425,604)
Shareholders and other related parties (Note 15)	1,368,373	—
Allowance for credit notes to be issued	(2,610,596)	(3,694,019)
Trade debtors - Joint ventures and associates (Note 15)	781,451	865,627
Deferred checks	5,129,962	7,991,237
	186,276,319	158,006,474

Schedule of other receivables

	09/30/2023	06/30/2023
Current
Taxes	6,009,626	6,113,764
Receivables for PP&E sales	89,715	156,423
Shareholders and other related parties (Note 15)	2,919,431	3,792,429
Other receivables - Joint ventures and associates (Note 15)	6,469,863	6,104,219
Prepayments to suppliers	5,010,022	10,956,831
Reimbursements over exports	10,558	10,558
Prepaid expenses and other receivables	3,657,633	1,302,221
Miscellaneous	735,655	388,553
	24,902,503	28,824,998

	09/30/2023	06/30/2023
Non-current
Taxes	865,588	873,699
Reimbursements over exports	1,268,928	1,290,227
Loans receivables	230,000	230,000
Miscellaneous	29,423	152,315
	2,393,939	2,546,241

Schedule of inventories

	09/30/2023	06/30/2023
Seeds	9,293,210	1,542,159
Resale products	71,973,203	58,544,931
Manufactured products	19,604,930	25,881,761
Goods in transit	2,298,136	3,620,606
Supplies	18,709,303	24,893,187
Agricultural products	19,111,345	28,436,830
Allowance for obsolescence	(2,913,305)	(2,492,499)
	138,076,822	140,426,975

Net of agricultural products	118,965,477	111,990,145

Schedule of changes in biological assets

	Soybean	Corn	Wheat	Barley	Sunflower	Total
Beginning of the period	—	—	87,785	59,057	—	146,842
Initial recognition and changes in the fair value of biological assets at the point of harvest	—	—	276,511	134,402	—	410,913
Costs incurred during the period	374,456	177,601	—	—	31,301	583,358
Period ended September 30, 2023	374,456	177,601	364,296	193,459	31,301	1,141,113

	Wheat	Barley	Total
Beginning of the period	44,413	12,900	57,313
Initial recognition and changes in the fair value of biological assets at the point of harvest	365,833	124,173	490,006
Costs incurred during the period	378,631	122,837	501,468
Exchange differences	(16,699)	(5,344)	(22,043)
Period ended September 30, 2022	772,178	254,566	1,026,744

Schedule of property plant and equipment

	09/30/2023	06/30/2023
Gross carrying amount	96,833,359	93,634,779
Accumulated depreciation	(26,902,650)	(25,780,944)
Net carrying amount	69,930,709	67,853,835

Schedule of net carrying amount

	Net carrying	Net carrying
	amount	amount
Class	09/30/2023	06/30/2023
Office equipment	280,905	263,892
Vehicles	1,862,542	2,032,853
Equipment and computer software	167,741	174,399
Fixtures and fittings	2,676,861	2,862,949
Machinery and equipment	13,970,593	14,463,756
Land and buildings	35,640,076	36,144,792
Buildings in progress	15,331,991	11,911,194
Total	69,930,709	67,853,835

Schedule of gross carrying amount

1.      Gross carrying amount as of September 30, 2023 is as follows:

	Gross carrying amount
	As of the
	beginning			Foreign	As of the
	of the			currency	end of the
Class	period	Additions	Disposals	translation	period
Office equipment	968,088	34,918	—	(2,764)	1,000,242
Vehicles	5,492,319	28,680	(45,062)	(1,498)	5,474,439
Equipment and computer software	974,509	30,188	—	(5,857)	998,840
Fixtures and fittings	7,663,899	—	—	(2,126)	7,661,773
Machinery and equipment	23,513,047	176,837	—	(91,465)	23,598,419
Land and buildings	43,111,723	—	—	(344,068)	42,767,655
Buildings in progress	11,911,194	3,678,037	—	(257,240)	15,331,991
Total	93,634,779	3,948,660	(45,062)	(705,018)	96,833,359

3.     Gross carrying amount as of September 30, 2022 is as follows:

	Gross carrying amount
	As of the		Additions		Foreign	As of the
	beginning		from business		currency	end of the
Class	of the period	Additions	combination	Disposals	translation	period
Office equipment	908,004	—	—	—	(15,172)	892,832
Vehicles	5,261,979	226,051	—	(59,744)	(6,243)	5,422,043
Equipment and computer software	925,349	41,658	12,469	—	(6,667)	972,809
Fixtures and fittings	7,606,389	33,869	5,379	—	(5,539)	7,640,098
Machinery and equipment	13,017,830	107,717	7,047,496	—	(24,469)	20,148,574
Land and buildings	40,659,129	—	4,750,136	—	(313,148)	45,096,117
Buildings in progress	3,142,774	1,005,435	1,285,092	—	(17,941)	5,415,360
Total	71,521,454	1,414,730	13,100,572	(59,744)	(389,179)	85,587,833

Schedule of accumulated depreciation

2.     Accumulated depreciation as of September 30, 2023 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of			currency	as of the end
Class	the period	Disposals	Of the period	translation	of the period
Office equipment	704,196	—	17,004	(1,863)	719,337
Vehicles	3,459,466	(36,049)	188,532	(52)	3,611,897
Equipment and computer software	800,110	—	35,963	(4,974)	831,099
Fixtures and fittings	4,800,950	—	184,877	(915)	4,984,912
Machinery and equipment	9,049,291	—	595,729	(17,194)	9,627,826
Land and buildings	6,966,931	—	221,298	(60,650)	7,127,579
Total	25,780,944	(36,049)	1,243,403	(85,648)	26,902,650

4.      Accumulated depreciation as of September 30, 2022 is as follows:

	Depreciation
	Accumulated
	as of the			Foreign	Accumulated
	beginning of		Of the	currency	as of the end
Class	the period	Disposals	period	translation	of the period
Office equipment	638,466	—	17,053	(16,931)	638,588
Vehicles	2,596,905	(59,744)	226,899	(3,364)	2,760,696
Equipment and computer software	693,673	—	28,914	(476)	722,111
Fixtures and fittings	4,059,470	—	206,830	(23,814)	4,242,486
Machinery and equipment	7,205,870	—	679,201	(180,089)	7,704,982
Land and buildings	6,418,745	—	223,196	(695)	6,641,246
Total	21,613,129	(59,744)	1,382,093	(225,369)	22,710,109

Schedule of intangible assets

	09/30/2023	06/30/2023
Gross carrying amount	204,300,750	202,306,618
Accumulated amortization	(31,266,214)	(28,522,662)
Net carrying amount	173,034,536	173,783,956

Schedule of net carrying amount of intangibles

	Net carrying	Net carrying
	amount	amount
Class	09/30/2023	06/30/2023
Seed and integrated products
HB4 soy and breeding program	31,476,363	31,679,681
Integrated seed products	2,786,562	2,841,008
Crop nutrition
Microbiological products	50,506,239	49,508,801
Other intangible assets
Trademarks and patents	58,730,415	59,760,753
Software	1,609,367	1,987,690
Customer loyalty	22,925,590	23,006,023
RG/RS/OX Wheat	5,000,000	5,000,000
Total	173,034,536	173,783,956

Schedule of gross carrying amounts of intangibles

1.      Gross carrying amount as of September 30, 2023 is as follows:

	Gross carrying amount
	As of the		Foreign	As of the
	beginning of		currency	end of the
Class	the period	Additions	translation	period
Seed and integrated products
HB4 soy and breeding program	34,958,425	224,230	—	35,182,655
Integrated seed products	3,219,808	—	(8,178)	3,211,630
Crop nutrition
Microbiological products	55,645,028	1,723,274	(6,119)	57,362,183
Other intangible assets
Trademarks and patents	67,653,234	62,543	—	67,715,777
Software	5,582,411	1,943	(3,561)	5,580,793
Customer loyalty	30,247,712	—	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	5,000,000
Total	202,306,618	2,011,990	(17,858)	204,300,750

3.      Gross carrying amount as of September 30, 2022 is as follows:

	Gross carrying amount
	As of the		Additions from
	beginning		business	Foreign currency	As of the end of
Class	of the period	Additions	combination	translation	the period
Seed and integrated products
HB4 soy and breeding program	31,371,088	361,006	—	—	31,732,094
Integrated seed products	3,181,155	—	—	—	3,181,155
Crop nutrition
Microbiological products	8,855,421	2,880,002	39,613,280	(3,945)	51,344,758
Other intangible assets
Trademarks and patents	12,183,045	3,679	55,420,441	—	67,607,165
Software	5,176,373	206,184	—	(1,652)	5,380,905
Customer loyalty	28,462,475	—	1,785,237	—	30,247,712
RG/RS/OX Wheat	5,000,000	—	—	—	5,000,000
Total	94,229,557	3,450,871	96,818,958	(5,597)	194,493,789

Schedule of accumulated amortization of intangibles

2.      Accumulated amortization as of September 30, 2023 is as follows:

	Amortization
	Accumulated		Foreign	Accumulated as
	as of beginning		currency	of the end of the
Class	of the period	Of the period	translation	period
Seed and integrated products
HB4 soy and breeding program	3,278,744	427,548	—	3,706,292
Integrated seed products	378,800	47,229	(961)	425,068
Crop nutrition
Microbiological products	6,136,227	719,717	—	6,855,944
Other intangible assets
Trademarks and patents	7,892,481	1,092,881	—	8,985,362
Software	3,594,721	379,398	(2,693)	3,971,426
Customer loyalty	7,241,689	80,433	—	7,322,122
Total	28,522,662	2,747,206	(3,654)	31,266,214

4.     Accumulated amortization as of September 30, 2022 is as follows:

	Amortization
	Accumulated as		Foreign	Accumulated
	of beginning of		currency	as of the end
Class	the period	Of the period	translation	of the period
Seed and integrated products
HB4 soy and breeding program	1,568,554	396,701	—	1,965,255
Integrated seed products	43,997	13,019	—	57,016
Crop nutrition
Microbiological products	3,063,073	1,057,149	—	4,120,222
Other intangible assets
Trademarks and patents	3,916,004	542,868	—	4,458,872
Software	3,008,388	141,044	(1,221)	3,148,211
Customer loyalty	5,924,672	326,051	—	6,250,723
Total	17,524,688	2,476,832	(1,221)	20,000,299

Schedule of carrying amount of goodwill

	09/30/2023	06/30/2023

Rizobacter Argentina S.A.	28,080,271	28,080,271
Bioceres Crops S.A.	7,523,322	7,523,322
Pro farm Group, Inc.	76,089,749	76,089,749
Insumos Agroquímicos S.A.	470,090	470,090
	112,163,432	112,163,432

Summary of investment properties

	09/30/2023	06/30/2023

Investment properties	3,675,493	3,589,749
	3,675,493	3,589,749

Schedule of trade and other payable

	09/30/2023	06/30/2023

Trade creditors	106,222,415	104,211,238
Shareholders and other related parties (Note 15)	27,708	35,292
Trade creditors - Parent company (Note 15)	270,645	644,191
Trade creditors - Joint ventures and associates (Note 15)	47,282,380	41,402,594
Taxes	5,138,674	3,561,058
Miscellaneous	183,536	953,301
	159,125,358	150,807,674

Schedule of borrowings

	09/30/2023	06/30/2023
Current
Bank borrowings	60,473,023	61,303,952
Corporate bonds	29,745,450	35,547,510
Trust debt securities	6,936,758	7,296,506
Net loans payables- Parents companies and related parties to Parent (Note 15)	3,565,754	3,491,691
	100,720,985	107,639,659
Non-current
Bank borrowings	7,586,944	10,663,266
Corporate bonds	41,202,548	50,007,680
	48,789,492	60,670,946

Schedule of carrying value of borrowings

	09/30/2023		06/30/2023
	Amortized cost	Fair value	Amortized cost	Fair value
Current
Bank borrowings	60,473,023	57,553,255	61,303,952	57,209,155
Corporate Bonds	29,745,450	29,389,136	35,547,510	34,725,828

Non-current
Bank borrowings	7,586,944	5,620,759	10,663,266	10,374,646
Corporate Bonds	41,202,548	39,984,876	50,007,680	47,014,542

Schedule of employee benefits and social security

	09/30/2023	06/30/2023
Salaries, accrued incentives, vacations and social security	9,685,549	9,388,639
Key management personnel (Note 15)	333,616	218,068
	10,019,165	9,606,707

Schedule of deferred revenue and advances from customers

	09/30/2023	06/30/2023
Current
Advances from customers	17,019,407	9,216,032
Deferred revenue	15,752,495	15,659,630
	32,771,902	24,875,662
Non-current
Advances from customers	272,334	620,893
Deferred revenue	1,930,040	1,436,912
	2,202,374	2,057,805